United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--85.5%
		Consumer Discretionary--6.6%
129,000		American Eagle Outfitters, Inc.	$1,941,450
105,600		CBS Corp. (New), Class B	1,708,608
156,990		Home Depot, Inc.	4,257,569
806,310		Leggett and Platt, Inc.	17,988,776
305,400		Macy's, Inc.	6,358,428
293,630		Mattel, Inc.	5,675,868
137,770		Nordstrom, Inc.	4,284,647
652,420		Regal Entertainment Group	10,934,559
		TOTAL	53,149,905
		Consumer Staples--10.7%
162,880		Coca-Cola Co.	8,481,162
213,320		Kimberly-Clark Corp.	13,157,578
149,978		Kraft Foods, Inc., Class A	4,725,807
145,800		Nu Skin Enterprises, Inc., Class A	2,442,150
137,560		PepsiCo, Inc.	9,420,109
334,350		Procter & Gamble Co.	23,327,599
66,120		SUPERVALU, Inc.	1,533,323
232,430		Sysco Corp.	7,398,247
255,670		Wal-Mart Stores, Inc.	15,102,427
		TOTAL	85,588,402
		Energy--13.9%
26,570		CNOOC Ltd., ADR	4,138,543
280,180		Chevron Corp.	24,185,138
239,100		ConocoPhillips	19,728,141
120,440		ENI SpA, ADR	7,834,622
54,920		EnCana Corp.	4,113,508
347,214		Exxon Mobil Corp.	27,780,592
174,830		Marathon Oil Corp.	7,879,588
135,540		Patterson-UTI Energy, Inc.	3,852,047
114,530		Royal Dutch Shell PLC, Class A, ADR	7,962,126
56,940		Total SA, Class B, ADR	4,092,847
		TOTAL	111,567,152
		Financials--12.6%
276,103		Ace Ltd.	14,525,779
169,700		Aspen Insurance Holdings Ltd.	4,598,870
161,660		BB&T Corp.	4,849,800
84,450		Chubb Corp.	4,054,444
96,400		Gallagher (Arthur J.) & Co.	2,552,672
30,450		Hartford Financial Services Group, Inc.	1,920,786
506,200		Huntington Bancshares, Inc.	3,705,384
293,030		J.P. Morgan Chase & Co.	11,278,725
172,650		Nationwide Financial Services, Inc., Class A	8,881,116
505,010		New York Community Bancorp, Inc.	8,327,615
63,890		PNC Financial Services Group	4,596,885
63,900		PartnerRe Ltd.	4,403,349
250,910		Protective Life Corp.	9,105,524
206,250		The Travelers Cos., Inc.	9,108,000
292,910		U.S. Bancorp	9,332,113
		TOTAL	101,241,062
		Health Care--9.5%
207,100		Bristol-Myers Squibb Co.	4,419,514
188,460		Eli Lilly & Co.	8,791,659
325,180		Johnson & Johnson	22,902,427
1,297,810		Pfizer, Inc.	24,801,149
355,460		Wyeth	15,384,309
		TOTAL	76,299,058
		Industrials--10.3%
146,260		3M Co.	10,472,216
41,220		Dover Corp.	2,035,444
73,150		Eaton Corp.	5,353,117
149,600		General Electric Co.	4,203,760
147,200		Illinois Tool Works, Inc.	7,302,592
330,050		Northrop Grumman Corp.	22,723,942
182,900		Republic Services, Inc.	6,011,923
163,030		United Parcel Service, Inc.	10,453,484
96,460		United Technologies Corp.	6,326,811
226,360		Waste Management, Inc.	7,963,345
		TOTAL	82,846,634
		Information Technology--5.6%
80,200		Analog Devices, Inc.	2,242,392
147,870		Automatic Data Processing, Inc.	6,562,471
52,170		IBM Corp.	6,350,654
139,000		Maxim Integrated Products, Inc.	2,856,450
134,080		Microchip Technology, Inc.	4,291,901
79,000		Nokia Oyj, Class A, ADR	1,988,430
493,070		Seagate Technology Holdings	7,351,674
834,586		Taiwan Semiconductor Manufacturing Co., ADR	8,103,830
222,600		Telefonaktiebolaget LM Ericsson, Class B, ADR	2,542,092
112,600		Xilinx, Inc.	2,925,348
		TOTAL	45,215,242
		Materials--2.9%
65,680		Dow Chemical Co.	2,241,658
222,170		Gold Fields Ltd., ADR	2,021,747
144,280		International Paper Co.	3,902,774
75,700		PPG Industries, Inc.	4,758,502
126,100		Packaging Corp. of America	3,247,075
89,330		Rohm & Haas Co.	6,704,217
		TOTAL	22,875,973
		Telecommunication Services--7.6%
746,135		AT&T, Inc.	23,868,859
105,880	[1]	BCE, Inc.	4,005,440
139,300		Deutsche Telekom AG, ADR	2,294,271
736,100		NTT DoCoMo, Inc., ADR	11,519,965
238,580		Verizon Communications, Inc.	8,378,930
269,060		Vodafone Group PLC, ADR	6,874,483
325,829		Windstream Corp.	4,046,796
		TOTAL	60,988,744
		Utilities--5.8%
187,690		AGL Resources, Inc.	6,205,031
96,570		Ameren Corp.	4,042,420
120,390		Aqua America, Inc.	2,201,933
132,190		CenterPoint Energy, Inc.	2,099,177
232,310		Energy East Corp.	6,318,832
39,690		Integrys Energy Group, Inc.	2,074,596
900,090		NiSource, Inc.	14,833,483
115,850		Pinnacle West Capital Corp.	4,076,761
55,460		Progress Energy, Inc.	2,422,493
53,190		SCANA Corp.	2,085,048
		TOTAL	46,359,774
		TOTAL COMMON STOCKS (IDENTIFIED COST $665,769,630)	686,131,946
		PREFERRED STOCKS--7.5%
		Consumer Discretionary--1.0%
398,700		Citigroup Funding, Inc., PERCS	8,137,148
		Financials--1.8%
74,920		Citigroup Funding, Inc., PERCS	2,194,819
23,490		Credit Suisse First Boston, NY, PERCS	4,080,213
97,120		Deutsche Bank AG New York, PERCS	3,996,002
73,520	[2,3]	J.P. Morgan Chase & Co., PERCS	1,962,984
142,280		Morgan Stanley, PERCS	2,250,158
		TOTAL	14,484,176
		Information Technology--2.5%
500,400	[2,3]	Goldman Sachs Group, Inc., PERCS	11,244,989
463,470	[2,3]	Goldman Sachs Group, Inc., PERCS	8,378,147
		TOTAL	19,623,136
		Materials--2.2%
85,900		Credit Suisse First Boston, NY, PERCS	7,743,455
308,700	[2,3]	Morgan Stanley, PERCS	10,091,403
		TOTAL	17,834,858
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $60,528,250)	60,079,318
		MUTUAL FUND--7.1%
56,850,770	[4,5]	Prime Value Obligations Fund, Institutional Shares, 2.56% (AT NET ASSET VALUE)	56,850,770
		TOTAL INVESTMENTS---100.1% (IDENTIFIED COST $783,148,650)[6]	803,062,034
		OTHER ASSETS AND LIABILITIES---NET---(0.1)%[7]	(420,882)
		TOTAL NET ASSETS---100%	$802,641,152

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $31,677,523, which represented 3.9% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2008, these liquid restricted securities amounted to $31,677,523, which represented 3.9% of total net assets

4	Affiliated company.
5	7-Day net yield.
6
At August 31, 2008, the cost of investments for federal tax purposes was $783,148,650. The net unrealized appreciation of investments for federal tax purposes was $19,913,384. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $54,015,738 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,102,354.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$742,982,715
Level 2 – Other Significant Observable Inputs	60,079,319
Level 3 – Significant Unobservable Inputs	----
Total	$803,062,034

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Income Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008